SHARE-BASED COMPENSATION (Details 3)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Range of Exercise Prices $ 1.24 - $ 1.85
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	$ 1.24
Upper Limit	$ 1.85
Options Outstanding, Number of Shares | shares	477,528
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 1 month 6 days
Options Outstanding, Weighted Average Exercise Price	$ 1.51
Options Exercisable, Number of Shares | shares	447,528
Options Exercisable, Wtd. Average Exercise Price	$ 1.53
Range of Exercise Prices $ 2.00 - $ 2.25
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	2.00
Upper Limit	$ 2.25
Options Outstanding, Number of Shares | shares	175,000
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 9 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 2.13
Options Exercisable, Number of Shares | shares	175,000
Options Exercisable, Wtd. Average Exercise Price	$ 2.13
Range of Exercise Prices $ 3.69 - $ 3.74
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	3.69
Upper Limit	$ 3.74
Options Outstanding, Number of Shares | shares	32,042
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 3 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 3.72
Options Exercisable, Number of Shares | shares	32,042
Options Exercisable, Wtd. Average Exercise Price	$ 3.72
Range of Exercise Prices $ 1.24 - $ 3.74
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	1.24
Upper Limit	$ 3.74
Options Outstanding, Number of Shares | shares	684,570
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 1.77
Options Exercisable, Number of Shares | shares	654,570
Options Exercisable, Wtd. Average Exercise Price	$ 1.80